Note 12 - Subordinated Debt	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Subordinated Borrowings Disclosure [Text Block]

Note 12 – Subordinated Debt

On December 27, 2018, the Quaint Oak Bancorp, Inc. issued $8.0 million in subordinated notes. These notes have a maturity date of December 31, 2028, and bear interest at a fixed rate of 6.50% for the first five years of their term and a floating rate for the remaining five years. The Company may, at its option, at any time on an interest payment date on or after December 31, 2023, redeem the notes, in whole or in part, at par plus accrued interest to the date of redemption.

The balance and unamortized issuance costs of subordinated debt at December 31, 2022 are as follows (in thousands):

	Principal	Unamortized Debt Issuance Costs	Net
6.5% subordinated notes, due December 31, 2028	$8,000	$34	$7,966

All subordinated notes are not subject to repayment at the option of the noteholders. These notes are all unsecured and rank junior in right of payment to the Company’s obligations to its general creditors.